Collaboration Arrangements (Detail Textuals) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2014	Aug. 31, 2013	May 31, 2013	Sep. 30, 2016	Sep. 30, 2015
Huahai agreement
Revenue Recognition, Milestone Method [Line Items]
Revenue reorganization deferred revenue				$ 1,175,580	$ 881,685
Deferred revenue				3,752,950	4,928,530
Huahai agreement | Substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received			$ 8,500,000
Revenue reorganization deferred revenue					2,000,000
Huahai agreement | Non-substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received			$ 7,500,000
IPCA License and Collaboration Agreement
Revenue Recognition, Milestone Method [Line Items]
Revenue reorganization deferred revenue				421,732	402,377
Deferred revenue				1,370,630	1,792,362
IPCA License and Collaboration Agreement | Substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received		$ 1,000,000
Revenue reorganization deferred revenue					500,000
IPCA License and Collaboration Agreement | Non-substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received		$ 2,400,000
Strategic Collaboration and Non-Exclusive License Agreement
Revenue Recognition, Milestone Method [Line Items]
Revenue reorganization deferred revenue				0	800,000
Liomont agreement
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received	$ 2,000,000
Revenue reorganization deferred revenue				382,264	341,280
Deferred revenue				$ 1,242,365	$ 1,624,629
Liomont agreement | Substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received	2,000,000
Liomont agreement | Non-substantive milestones
Revenue Recognition, Milestone Method [Line Items]
Milestone payments received	$ 1,000,000